                              THE DIRECTOR M EDGE
                            SEPARATE ACCOUNT THREE
                   HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

                              FILE NO. 333-119420

  SUPPLEMENT DATED NOVEMBER 14, 2005 TO THE PROSPECTUS DATED NOVEMBER 1, 2005

             SUPPLEMENT DATED NOVEMBER 14, 2005 TO YOUR PROSPECTUS



The following disclosure is added to Section 7 ("State Variations") in your prospectus:

     - OREGON -- Oregon Contract Owners may only sign up for DCA Plus Programs that are six months or longer.

  THIS SUPPLEMENT SHOULD BE RETAINED WITH THE PROSPECTUS FOR FUTURE REFERENCE.


HV-5313